Other Expenses	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Other Expenses
34	OTHER EXPENSES

Other expenses for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Cost of operating leases	¥144,708	¥126,320	¥95,440
Cost related to disposal of assets leased	310,460	140,255	140,083
Cost related to IT solution services and IT systems	92,975	92,247	90,563
Provision for interest repayment	49,879	11,439	141,024
Losses on disposal of property, plant and equipment, and other intangible assets	4,913	6,041	4,302
Impairment losses of property, plant and equipment	27,816	6,396	4,237
Impairment losses of intangible assets	35,666	74,788	1,278
Losses on sale of investments in subsidiaries and associates	28,250	—	24
Impairment losses of investments in associates and joint ventures	19,851	14,941	17,306
Others	78,247	59,332	44,706

Total other expenses	¥792,765	¥531,759	¥538,963